Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Average rate of interest		3.70%
Principal amount outstanding		$ 6,679	$ 9,376
Due in 2018		752
Due after 2018		5,927
Due after 2022		$ 1,420
Average remaining term (in years)		3 years 4 months 24 days
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Range of interest rates	[1]	0.00%
Average rate of interest	[1]	0.00%
Principal amount outstanding	[1]	$ 0	0
Due in 2018	[1]	0
Due after 2018	[1]	0
Due after 2022	[1]	$ 0
Average remaining term (in years)	[1]	0 years
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates	[1]	0.00%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates	[1]	0.00%
Notes Payable to Banks [Member] | USD Notes [Member]
Debt Instrument [Line Items]
Average rate of interest		4.30%
Principal amount outstanding		$ 5,500	8,211
Due in 2018		750
Due after 2018		4,750
Due after 2022		$ 1,400
Average remaining term (in years)		3 years 8 months 12 days
Notes Payable to Banks [Member] | USD Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates		3.80%
Notes Payable to Banks [Member] | USD Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates		5.80%
Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Average rate of interest		1.00%
Principal amount outstanding		$ 1,150	1,150
Due in 2018		0
Due after 2018		1,150
Due after 2022		$ 0
Average remaining term (in years)		1 year 10 months 25 days
Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates		1.00%
Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates		1.00%
Bank Borrowings [Member]
Debt Instrument [Line Items]
Range of interest rates		0.00%
Average rate of interest		0.00%
Principal amount outstanding		$ 0	0
Due in 2018		0
Due after 2018		0
Due after 2022		$ 0
Average remaining term (in years)		0 years
Bank Borrowings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates		0.00%
Bank Borrowings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates		0.00%
Capital Lease [Member]
Debt Instrument [Line Items]
Average rate of interest		4.70%
Principal amount outstanding		$ 29	$ 15
Due in 2018		2
Due after 2018		27
Due after 2022		$ 20
Average remaining term (in years)		14 years 2 months 12 days
Capital Lease [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates		2.60%
Capital Lease [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates		13.80%

[1]	We do not have any borrowings under the $600 million Revolving Credit Facility as of December 31, 2016 and 2017.